Stock-Based Compensation (Detail Textuals) - USD ($)	1 Months Ended				3 Months Ended	12 Months Ended
	May 25, 2018	Feb. 28, 2018	Jan. 18, 2018	Oct. 31, 2014	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restricted Stock Agreements | K2C, Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted common stock vested		325,000
Stock compensation expenses							$ 98,042
Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted common stock vested					450,000	450,000
Number of restricted common stock granted					0	0
Restricted Stock Awards | K2C, Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expenses							$ 216,000
Number of restricted common stock granted		900,000
Omnibus Incentive Plan 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for future grants					13,159,631
Omnibus Incentive Plan 2014 | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for future grants				3,200,000
Percentage of share reserve of the number of issued and outstanding shares				10.00%
Weighted-average fair value of stock options granted						$ 0.22	$ 0.30
Fair value of stock options vested						$ 473,030	$ 418,688
Elizabeth Berecz, CFO | Restricted Stock Agreements
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted common stock vested	350,000
Stock compensation expenses							97,183
Elizabeth Berecz, CFO | Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expenses							$ 184,800
Number of restricted common stock granted	700,000		700,000